Note 11 - Short Term Notes Payable (Details) - Schedule of Convertible Preferred Stock Issuances	12 Months Ended
Dec. 31, 2018 USD ($)
Note 11 - Short Term Notes Payable (Details) - Schedule of Convertible Preferred Stock Issuances [Line Items]
Total amount sold	$ 219,000
Conversions during 2018	29,320
Balance on preferred stock series C liability at December 31, 2018	$ 189,680
Power Up Lending Group, LTD #1 [Member]
Note 11 - Short Term Notes Payable (Details) - Schedule of Convertible Preferred Stock Issuances [Line Items]
Power Up Lending Group, LTD	May 07, 2018
Power Up Lending Group, LTD	Nov. 07, 2018
Power Up Lending Group, LTD	$ 78,000
Power Up Lending Group, LTD #2 [Member]
Note 11 - Short Term Notes Payable (Details) - Schedule of Convertible Preferred Stock Issuances [Line Items]
Power Up Lending Group, LTD	Jul. 06, 2018
Power Up Lending Group, LTD	Jan. 06, 2019
Power Up Lending Group, LTD	$ 68,000
Power Up Lending Group, LTD #3 [Member]
Note 11 - Short Term Notes Payable (Details) - Schedule of Convertible Preferred Stock Issuances [Line Items]
Power Up Lending Group, LTD	Aug. 24, 2018
Power Up Lending Group, LTD	Feb. 24, 2019
Power Up Lending Group, LTD	$ 73,000